Shareholders' Equity - Common Stock Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Shares	11	4	1
Value	$ 490	$ 173	$ 62